Leases (Details) - Schedule of additional information related to the inputs used in computing the Company’s lease - SoundHound, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of additional information related to the inputs used in computing the Company’s lease [Line Items]
Operating lease cost	$ 3,654
Short-term lease cost	524
Finance Lease [Member]
Financing lease cost:
Amortization of finance leased assets	2,575
Interest of lease liabilities	$ 472